Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
Note 8 - Intangible Assets, Net

	December 31,
	2022	2021
	U.S. Dollars (in thousands)

Patent registration costs	2,135	2,038

Accumulated amortization	1,538	1,428

Total intangible assets, net	597	610

Patent registration costs are amortized over their estimated useful life of 10 years.

Amortization expense for the years ended December 31, 2022, 2021 and 2020 amounted to $110, $110 and $98, respectively.

As of December 31, 2022, the estimated amortization expenses of intangible assets for the years 2023 to 2027 is as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2023	107
2024	99
2025	92
2026	78
2027	68